Annual Total Returns [BarChart] - ClearBridge Variable Mid Cap Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.92%)
Annual Return 2012	17.90%
Annual Return 2013	37.37%
Annual Return 2014	8.12%
Annual Return 2015	2.31%
Annual Return 2016	9.34%
Annual Return 2017	12.80%
Annual Return 2018	(12.52%)
Annual Return 2019	32.95%
Annual Return 2020	15.35%